Restricted Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule Of Investments [Abstract]
Restricted Investment Balance

The components of the restricted investment balance consisted of the following at the dates indicated:

	March 31,	December 31,
	2015	2014
	(In thousands)
BOEM platform abandonment (See Note 15)	$71,263	$69,954
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,818	2,701
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100
Restricted investments	$78,787	$77,361

The components of the restricted investment balance are as follows at December 31, 2014 and 2013:

	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 16)	$69,954	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,701	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100
Restricted investments	$77,361	$73,385